Stock Options, Restricted Stock Incentive, And Dividend Revinvestment Plans (Narrative) (Details) (USD $)	12 Months Ended								12 Months Ended							12 Months Ended	3 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013 Performance Condition Awards [Member]	Dec. 31, 2013 Market Condition Award [Member]	Dec. 31, 2013 Stock Option Awards [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member] Director Awards [Member]	Dec. 31, 2013 Employee Stock Options [Member]	Mar. 31, 2013 Restricted Stock Units RSU [Member] Director Awards [Member]	Dec. 31, 2013 Stock Options Included In Deferral Program Granted Prior To January Two Two Thousand Four [Member] Stock Option Awards [Member]	Dec. 31, 2013 Stock Options Included In Deferral Program Granted After January Two Two Thousand Four [Member] Stock Option Awards [Member]	Dec. 31, 2013 Nonvested Restricted Stock Plans [Member]	Dec. 31, 2013 2009 Units Performance Condition Awards [Member]	Dec. 31, 2014 2010 Units Performance Condition Awards [Member]	Dec. 31, 2013 2010 Units Performance Condition Awards [Member]	Dec. 31, 2013 2011 Units Performance Condition Awards [Member]	Dec. 31, 2013 2012 Units Performance Condition Awards [Member]	Dec. 31, 2013 2013 Units Performance Condition Awards [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Service Condition Full Value Awards [Member]	Dec. 31, 2013 Maximum [Member] Stock Option Awards [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Service Condition Full Value Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares available for grants	9,410,603											9,410,603
Shares granted to non-employee director, prior to 2007															8,930
Restriction lapsing rate for grants of restricted stock, awarded prior to 2007, to non-employee directors															10.00%
Value of annual equity awards to non-employee directors																	$ 45,000
Unrecognized compensation cost of nonvested restricted stock plans and stock options																2,400,000				16,000,000
Recognizable weighted-average period of unrecognized compensation cost																2 years 7 months				2 years 5 months
Total grant date fair value of shares vested												13,800,000	12,100,000	5,100,000
Compensation cost included in income from continuing operations for stock option and restricted stock plans	16,144,000	16,201,000	14,173,000						16,144,000	16,201,000	12,996,000
Total income tax benefits recognized in income statements	6,200,000	6,200,000	5,400,000
Options granted expiration								7 years										20 years	10 years
Stock options granted	866,742	1,248,685	1,005,224	0.00	0.00
Weighted average fair value of stock option at grant date	$ 3.21	$ 3.80	$ 5.21
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan																											$ 10,000			$ 25
Vesting Period						3 years	5 years																					4 years	4 years		1 year
Duration of performance evaluation						3 years																		3 years	3 years	3 years
Amount of restricted stock or untis to vest																					50.00%	25.00%	25.00%
Percentage of performance conditions achieved																							50.00%
Amount Of Restricted Stock Or Units Forfeited																							50.00%